Fair Value Measurements of Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair Value Measurements of Financial Instruments
24.
FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS
(i)
Fair value of the Group's financial assets and financial liabilities that are measured at fair value on a recurring basis

Some of the Group's financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

	Fair value as of
	June 30, 2023	December 31, 2022	Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	In thousands of US$	In thousands of US$
Financial assets
Market fund	20,400	19,067	Level 1	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Convertible preferred shares	—	511,861	Level 3	Black-Scholes model and OPM method - the key inputs are: time to liquidation, risk-free rate, expected volatility and possibilities for IPO/liquidation scenario	Possibility for IPO scenario (note)	The higher the possibility for IPO scenario, the higher the fair value, and vice versa
Maxpro public warrants assumed by Apollomics (Note 5)	880	—	Level 1	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities	N/A	N/A
Maxpro private warrants assumed by Apollomics, and Private warrants issued in connection with the conversion of the promissory note payable to the Maxpro Sponsor (Note 5)	42	—	Level 2	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants	N/A	N/A
Penny warrants (Note 5)	329	—	Level 3	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price	N/A	N/A
Total warrant liabilities:	1,251	—

Note: A 10% increase or decrease in the possibility for IPO scenario holding all other variables constant will increase or decrease the fair value of preferred shares by US$42.9 million or US$42.0 million as of December 31, 2022. As of June 30, 2023 the preferred shares were converted into ordinary shares.

(ii)
Reconciliation of Level 3 fair value measurements

Details of reconciliation of Level 3 fair value measurement for the preferred shares are set out in Note 21. All the unrealized fair value changes gain of US$23.7 million and loss of US$76.4 million for the six months ended June 30, 2022 and 2023, respectively, relate to the fair value change of the Preferred Shares and is charged/credited to fair value change of Preferred Shares in profit or loss.

(iii)
Fair value of financial assets and financial liabilities that are not measured at fair value

The management of the Company consider that the carrying amount of the Group's financial assets and financial liabilities recorded at amortized cost in the unaudited condensed consolidated financial statements approximate their fair values. Such fair values have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis.